Prepaid Expenses and Other	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Prepaid Expenses And Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER

NOTE 4 – PREPAID EXPENSES AND OTHER

Prepaid and other expenses as of March 31, 2022 and December 31, 2021 were as follows:

	March 31,	December 31,
	2022	2021

Insurance prepayments	$17,733	$25,020
Other expense prepayments	31,837	50,860
Rent deposits	49,125	49,125
Deferred equity compensation	117,188	151,250
Total prepaid expenses and other	215,883	276,255
Less: long term portion	(130,188)	(138,625)
Prepaid expenses and other, current portion	$85,695	$137,630

Deferred equity compensation reflects common stock grants made in 2021 from the Company’s 2021 Equity Incentive Plan that vest over a four-year period and that are settleable for a fixed dollar amount rather than a fixed number of shares. The original grant date fair value of the equity compensation was $165,000. Amortization in the three months ended March 31, 2022 and 2021 was $9,063 and $-0-, respectively. At inception, the Company recorded a corresponding liability captioned “Liability-classified equity instruments.”

NOTE 6 –PREPAID EXPENSES AND OTHER

Prepaid and other expenses as of December 31, 2021 and 2020 were as follows:

	December 31,
	2021	2020

Insurance prepayments	$25,020	$19,590
Other expense prepayments	50,860	14,119
Rent deposits	49,125	43,236
Deferred equity compensation	151,250	—
Total prepaid expenses and other	276,255	76,945
Less: long term portion	(138,625)	(17,942)
Prepaid expenses and other, current portion	$137,630	$59,003

Deferred equity compensation reflects common stock grants made in the year ended December 31, 2021 from the Company’s 2021 Equity Incentive Plan that vest over a four-year period and that are settleable for a fixed dollar amount rather than a fixed number of shares. The original grant date fair value of the equity compensation was $165,000. Amortization in the years ended December 31, 2021 and 2020 was $13,750 and $-0-, respectively. At inception, the Company recorded a corresponding liability captioned “Liability-classified equity instruments.”